Commitments & Contingencies (Details)		1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 19, 2019 USD ($) $ / shares $ / item shares	Feb. 19, 2019 USD ($) $ / shares $ / item shares	Nov. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USN ($)	Feb. 12, 2019 $ / item shares	Dec. 31, 2018 USN ($)
Subsidiary, Sale of Stock [Line Items]
Payment made upon closing of Initial Public Offering				$ 62,876				$ 4,758,272	$ 4,758,272
Deferred underwriting commissions					$ 8,050,000		$ 8,050,000		8,050,000
Monthly rent							8,000		8,000
Rent expense					38,000	$ 32,000	61,000	$ 61,000	105,000
Deferred legal fees				300,000	450,000		450,000		450,000	$ 450,000		$ 300,000
Prepaid Expenses and Other Current Assets [Member]
Subsidiary, Sale of Stock [Line Items]
Security Deposit				$ 32,000	12,000		12,000		32,000
Lease Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Monthly rent			$ 10,000
Security Deposit			$ 20,000		$ 12,000		$ 12,000		$ 12,000
Over allotment option | Underwriting Agreement
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	3,000,000	3,000,000
Units issue price per unit | $ / item	10.00	10.00
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares											20,000,000
Units issue price per unit | $ / item											10.00
Initial Public Offering | Underwriting Agreement
Subsidiary, Sale of Stock [Line Items]
Underwriting discount per unit | $ / shares	$ 0.20	$ 0.20
Payment made upon closing of Initial Public Offering	$ 4,600,000	$ 4,600,000
Deferred underwriting commission per unit | $ / shares	$ 0.35	$ 0.35
Deferred underwriting commissions	$ 8,050,000.00	$ 8,050,000.00